Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$342,992.86

Principal:
Principal Collections	$5,995,241.69
Prepayments in Full	$2,371,300.45
Liquidation Proceeds	$20,962.24
Recoveries	$35,893.05
Sub Total	$8,423,397.43
Collections	$8,766,390.29

Purchase Amounts:
Purchase Amounts Related to Principal	$264,716.97
Purchase Amounts Related to Interest	$1,476.34
Sub Total	$266,193.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,032,583.60

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,032,583.60
Servicing Fee	$79,475.43	$79,475.43	$0.00	$0.00	$8,953,108.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,953,108.17
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,953,108.17
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,953,108.17
Interest - Class A-4 Notes	$10,539.48	$10,539.48	$0.00	$0.00	$8,942,568.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,942,568.69
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$8,916,005.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,916,005.69
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$8,894,439.69
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,894,439.69
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$8,859,899.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,859,899.02
Regular Principal Payment	$8,375,589.61	$8,375,589.61	$0.00	$0.00	$484,309.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$484,309.41
Residual Released to Depositor	$0.00	$484,309.41	$0.00	$0.00	$0.00
Total		$9,032,583.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,375,589.61
Total					$8,375,589.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$8,375,589.61	$87.60	$10,539.48	$0.11	$8,386,129.09	$87.71
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$8,375,589.61	$7.81	$93,209.15	$0.09	$8,468,798.76	$7.90

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$18,876,673.39	0.1974341	$10,501,083.78	0.1098325
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$92,516,673.39	0.0862184	$84,141,083.78	0.0784130

Pool Information
Weighted Average APR	4.205%	4.239%
Weighted Average Remaining Term	19.59	18.88
Number of Receivables Outstanding	12,703	12,080
Pool Balance	$95,370,515.53	$86,678,710.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$92,516,673.39	$84,141,083.78
Pool Factor	0.0870131	0.0790829

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$2,537,626.46
Targeted Overcollateralization Amount	$2,537,626.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,537,626.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$39,583.94
(Recoveries)		90	$35,893.05
Net Loss for Current Collection Period			$3,690.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0464%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5012%
Second Preceding Collection Period			0.4807%
Preceding Collection Period			0.9587%
Current Collection Period			0.0487%
Four Month Average (Current and Preceding Three Collection Periods)			0.4973%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,168	$7,873,783.47
(Cumulative Recoveries)			$1,159,570.00
Cumulative Net Loss for All Collection Periods			$6,714,213.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6126%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,889.10
Average Net Loss for Receivables that have experienced a Realized Loss			$1,610.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.91%	249	$2,525,632.98
61-90 Days Delinquent	0.34%	25	$298,353.55
91-120 Days Delinquent	0.14%	10	$119,035.48
Over 120 Days Delinquent	0.76%	49	$659,865.37
Total Delinquent Receivables	4.16%	333	$3,602,887.38

Repossession Inventory:
Repossessed in the Current Collection Period		6	$89,678.09
Total Repossessed Inventory		7	$101,755.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6430%
Preceding Collection Period			0.7242%
Current Collection Period			0.6954%
Three Month Average			0.6875%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer